Benefit Plans - Asset Allocation for the Pension Plan by Asset Category (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	100.00%	100.00%
Equity securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Target Plan Asset Allocations Range, Minimum	50.00%
Target Plan Asset Allocations Range, Maximum	100.00%
Actual Plan Asset Allocations	83.00%	80.00%
Fixed income and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	17.00%	20.00%